Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss for the year	$ (28,669)	$ (30,699)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation of property and equipment	672	518
Amortization of intangible assets	704	1,029
Depreciation of right-of-use assets	228	332
Share-based compensation	4,238	7,205
Interest and accretion expense	174	67
Deferred revenue	(27)	(90)
Change in fair value of derivative financial instrument	275	(293)
Change in amortized cost of trade and other receivables	(290)	448
Impairment of goodwill	2,524
Changes in non-cash working capital balances
Trade and other receivables	(1,424)	1,996
Prepaid expenses and deposits	(157)	(78)
Inventory	(1,864)	(2,491)
Accounts payable and accrued liabilities	(566)	(356)
Provisions	(24)	(110)
Income taxes payable	311	(13)
Foreign exchange on cash	(1,905)	175
Net cash flow used in operating activities	(25,800)	(22,360)
Investing activities
Purchase of property and equipment		(32)
Purchase of intangible assets		(561)
Total cash used in investing activities		(593)
Financing activities
Proceeds from long-term debt	7,273
Long-term debt transaction costs	(149)
Payment of other liabilities		(99)
Payment of long-term debt	(44)
Proceeds from share options exercised	263	595
Proceeds from warrants exercised		5,838
Payment of lease liabilities	(312)	(386)
Total cash from financing activities	7,031	5,948
Net change in cash during the year	(18,769)	(17,005)
Foreign exchange on cash	(1,866)	244
Cash - Beginning of year	67,152	83,913
Cash - End of year	$ 46,517	$ 67,152